Accounts receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable
Royalties receivable	$ 1,921,670	$ 545,494
Sales tax recoverable	78,392	0
Total receivable	$ 2,000,062	$ 545,494